Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

18. TAXATION

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed. The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders. The Group’s subsidiaries incorporated in Hong Kong are not liable for income tax as they did not have any assessable profits arising in Hong Kong during the Relevant Periods.

PRC corporate income tax has been provided at the rate of 25% on the taxable profits of the Group’s PRC subsidiaries for the Relevant Periods. Certain of the Group’s PRC subsidiaries are qualified as small and micro enterprises and were entitled to a preferential corporate income tax rate of 2.5% to 5% during 2024 and 2025, respectively. Certain of the Group’s PRC subsidiaries are accredited as “High and New Technology Enterprise” and were therefore entitled to a preferential income tax rate of 15% for the years ended 31 December 2024 but lost the “High and New Technology Enterprise” qualification in 2025. Accordingly, the 25% standard CIT rate applies in 2025. This change may affect the recoverability of deferred tax assets. If taxable profits remain low, the recognized DTAs may not be fully recoverable. Management reassesses the valuation allowance adequacy annually. Any additional allowance would reduce net profit.

The income tax expense of the Group for the Relevant Periods is analysed as follows:

	For the Year Ended 31 December,
	2023	2024	2025
	RMB	RMB	RMB	USD
Current tax:
PRC corporate income tax	5,776	3,767	2,969	425
Deferred tax liabilities	(1,497)	-	-	-
Deferred tax assets, net	(35,469)	7,323	4,778	683
Total income tax expense/(benefit)	(31,190)	11,090	7,747	1,108
Less: income tax expenses from the discontinued operations	934	-	-	-
Income tax income tax expense/(benefit) from the continuing operations	(30,256)	11,090	7,747	1,108

A reconciliation of tax expense applicable to profit before tax at the statutory rate for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the income tax expense at the effective income tax rate for each of the Relevant Periods is as follows:

	For the Year Ended 31 December,
	2023	2024	2025
	RMB	RMB	RMB	USD
Profit/(Loss) before tax	49,016	(41,298)	50,457	7,214
Tax at the statutory tax rate (25%)	12,254	(10,325)	12,614	1,804
Impact of preferential tax rates	1,836	13,190	(756)	(108)
Non-taxable income	(8,912)	(822)	(6,910)	(988)
Non-deductible expense	622	605	5,127	733
Research and development super-deduction	(12,254)	(2,504)	(4,217)	(603)
Loss from equity investment	-	13,244	-	-
Change of valuation allowance	(23,802)	(2,298)	1,889	270
Income tax (benefit)/ expense	(30,256)	11,090	7,747	1,108

Deferred taxes

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Deferred tax assets:
Bad debt provision	12,788	7,194	1,029
Lease liabilities	9,326	8,071	1,154
Net operating loss carry forwards	57,345	59,778	8,548
Total gross deferred tax assets	79,459	75,043	10,731
Valuation allowance on deferred tax assets	(40,523)	(42,412)	(6,065)
Deferred tax assets, net of valuation allowance	38,936	32,631	4,666
Deferred tax (liabilities)-non current:
Right-of-use assets	(10,789)	(9,262)	(1,324)
Total deferred tax	28,147	23,369	3,342

As of December 31, 2025, there was no significant unrecognized deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

As of December 31, 2025, the Group had net operating loss carry forwards of RMB239,112, primarily attributable to the PRC subsidiaries. For HNTEs, the loss carried forward will expire during the period from year 2025 to year 2034. For the other PRC companies, the loss carried forward will expire during the period from year 2025 to year 2029.

	As of December 31,
	RMB	USD
2026	28,689	4,103
2027	44,331	6,339
2028	58,698	8,394
2029	71,436	10,215
Thereafter	35,958	5,142
Total	239,112	34,193